SHARE CAPITAL (Details Narrative) - USD ($)																	1 Months Ended		3 Months Ended							9 Months Ended	12 Months Ended
	Jul. 01, 2024	Jun. 03, 2024	Feb. 29, 2024	Dec. 29, 2023	Oct. 25, 2023	Jun. 28, 2023	Jun. 26, 2023	Jun. 16, 2023	Jun. 06, 2023	Jun. 02, 2023	May 23, 2023	May 22, 2023	Oct. 25, 2022	Oct. 21, 2022	Oct. 03, 2022	Oct. 03, 2022	Sep. 30, 2024	Feb. 29, 2024	Sep. 30, 2024	Jun. 30, 2024		Mar. 31, 2024		Jun. 30, 2023	[2]	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022		Jun. 29, 2023	Feb. 13, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																	16,651,433		16,651,433							16,651,433	11,707,317		7,890,628
Common stock, shares outstanding																	16,651,433		16,651,433							16,651,433	11,707,317		7,890,628
Exercise price																																$ 0.0001
Warrants exercise price														$ 0.0001
Fair value of warrants							$ 68,000			$ 58,000	$ 72,000	$ 46,000			$ 138,000												$ 1,230
Warrants outstanding																																240,000
Aggregate intrinsic value of outstanding options																											277,000		$ 185,000
Aggregate intrinsic value of exercisable options																											$ 102,000		$ 185,000
Weighted average grant date fair value of options granted																											$ 1.40		$ 4.5
Unrecognized compensation costs, net of expected forfeitures																											$ 1,918,000
Unrecognized compensation weighted average period																											2 years 4 months 24 days
Existing investment options				$ 2,730,000
Agent fees and other offering expenses				$ 333,000
Common stock, par value																	$ 0.01		$ 0.01							$ 0.01	$ 0.01		$ 0.01
Net of issuance costs																			$ 49,000	$ 328,000		$ 333,000					$ 1,075,000		$ 676,000
Annual bonus			$ 99,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share			$ 1.25															$ 1.25
Agggregate number of options granted																		79,567
Compensation percentage																		25.00%
Chief Executive Officer Executives And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share			1.2684															$ 1.2684
Agggregate number of options granted																		130,000
Chief Executive Officer And Other Executives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share			1.25															$ 1.25
Agggregate number of options granted																		132,500
Chief Executive Officer Employees And Advisors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share			$ 1.2684															$ 1.2684
Agggregate number of options granted																		195,000
Stock option vested term																		3 years
Advisors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share																	$ 0.8558		$ 0.8558							$ 0.8558
Agggregate number of options granted																	25,000
Stock option vested term																	3 years
Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date					Oct. 25, 2027
Options exercise price per share					$ 2.20
Preferred Investment Option Exercise Inducement Offers Letter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares				1,022,495					350,878
Share price per share							$ 3.19		$ 2.075																						$ 1.62
Options exercise price per share													$ 2.20
H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price															$ 6.11	$ 6.11
Prefunded warrants exercisable															51,125	51,125
Professional Fees																$ 565,000
Offering expenses															$ 111,000	$ 111,000
Warrants and Rights Outstanding, Term															5 years	5 years
H.C. Wainwright & Co. LLC [Member] | Preferred Investment Option Exercise Inducement Offers Letter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares				84,284
Share price per share				$ 2.025
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares														1,022,495
Share price per share														$ 4.64
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares														1,022,495
Share price per share														$ 4.64
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																				1,566,669	[1]	1,685,682	[2]	3,576,689			3,816,689	[3]	782,495	[4]
Common Stock [Member] | Mr. Harel Gadot [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted																													260,000
Stock option vested term																													3 years
Common Stock [Member] | Mr. Harel Gadot [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted																													$ 3.73
Common Stock [Member] | Mr. Harel Gadot [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted																													$ 6.48
Common Stock [Member] | Employees Consultants and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted																											631,308		270,822
Stock option vested term																											3 years		3 years
Common Stock [Member] | Employees Consultants and Directors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted																											$ 1.16		$ 3.73
Common Stock [Member] | Employees Consultants and Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted																											$ 3.48		$ 6.48
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agggregate number of options granted																											80,000
Weighted-average exercise price per share, granted																											$ 2.43
Stock option vested term																													3 years
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of shares								385,246
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares										35,088
Share price per share										$ 2.6719
Offering expenses		$ 328,000					$ 281,000			$ 227,000	345,000	222,000
Gross proceeds		$ 2,350,000					$ 2,030,000			$ 1,500,000	$ 2,661,000	$ 1,442,000
Common Stock [Member] | Series D Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares						312,309	312,309				60,476	32,778
Share price per share						$ 3.19	$ 3.19				$ 2.1999
Common Stock [Member] | Series C Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares									350,878	350,878
Share price per share									$ 2.075	$ 2.075
Common Stock [Member] | Series A Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares													1,022,495														1,022,495
Share price per share													$ 2.20														$ 4.64
Expiry date																											Oct. 25, 2027
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																											1,022,495
Share price per share																											$ 4.64
Expiry date																											Oct. 25, 2024
Common Stock [Member] | Existing Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares				1,685,682
Share price per share				$ 1.62
Common Stock [Member] | Inducement Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares				1,685,682
Share price per share				$ 1.50
Common Stock [Member] | Series F Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares		3,133,338
Share price per share		$ 1.50
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares														782,495
Exercise price														$ 4.89
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price														$ 4.8899
Prefunded warrants exercisable														240,000
Proceeds from warrants offerings														$ 5,000,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares		1,566,669					624,618			701,756	975,000
Prefunded warrants exercisable											234,500
Share price per share		$ 1.50					$ 3.25			$ 2.1375	$ 2.20	$ 2.75															$ 0.0001
Common stock, par value		$ 0.01
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares												655,569
Share price per share												$ 2.20
Securities Purchase Agreement [Member] | Common Stock [Member] | H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares							31,231
Share price per share							$ 4.0625
Securities Purchase Agreement [Member] | Common Stock [Member] | Wainwright [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share											$ 2.75
H.C. Wainwright & Co. LLC [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares		78,333
Share price per share		$ 1.875
Litigation Settlement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																						1,005,965				1,005,965
At-the-Market Offering Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																			685,800
Aggregate offering price value	$ 4,820,000
Gross proceeds																			$ 734,000

[1]	Net of issuance costs in the amount of approximately $328. See also Note 4B.
[2]	Net of issuance costs in the amount of approximately $333. See Note 4A.
[3]	Net of issuance costs in the amount of $1,075.
[4]	Net of issuance costs in the amount of $676.